TRADE AND OTHER RECEIVABLES - By currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables
Trade receivables	Rp 9,222	Rp 7,363
Gross or Cost
Trade and other receivables
Trade receivables	13,553	10,353
Provision for impairment
Trade and other receivables
Trade receivables	(4,331)	(2,990)	Rp (3,048)
Related parties
Trade and other receivables
Trade receivables	1,864	1,488
Related parties | Gross or Cost
Trade and other receivables
Trade receivables	2,747	1,976
Related parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	2,706	1,976
Related parties | Gross or Cost | USD
Trade and other receivables
Trade receivables	41	0
Related parties | Gross or Cost | Others
Trade and other receivables
Trade receivables	0	0
Related parties | Provision for impairment
Trade and other receivables
Trade receivables	(883)	(488)
Third parties
Trade and other receivables
Trade receivables	7,358	5,875
Third parties | Gross or Cost
Trade and other receivables
Trade receivables	10,806	8,377
Third parties | Gross or Cost | Rupiah
Trade and other receivables
Trade receivables	9,781	6,889
Third parties | Gross or Cost | USD
Trade and other receivables
Trade receivables	968	1,437
Third parties | Gross or Cost | Australian dollar
Trade and other receivables
Trade receivables	19	40
Third parties | Gross or Cost | Others
Trade and other receivables
Trade receivables	38	11
Third parties | Provision for impairment
Trade and other receivables
Trade receivables	Rp (3,448)	Rp (2,502)